Other liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of other Liabilities abstract [Abstract]
Other liabilities	Other liabilities

	December 31, 2025	December 31, 2024

Suppliers	58,841	41,788
Dividends payable	—	1,302
Lease liabilities (a)	4,333	3,721
Other	573	9
Other current liabilities	63,747	46,820
Asset-backed payable (b)	68,374	—
Lease liabilities (a)	19,483	18,717
Other	268	70
Other non-current liabilities	88,125	18,787

(a)The Group is the lessee in lease agreements for which the underlying assets are office spaces located in Bogotá, Edinburgh, Grand Cayman, London, Medellín, Montevideo, New York, Santiago and São Paulo as disclosed in note 21(a).
(b)The Group entered into an agreement with a financial institution selling US$75.0 million accounts receivable from PBPE Fund IV at a discounted amount of US$66.9 million (refer to Note 8(b) in these consolidated financial and incurred an agreement fee of US$0.7 million. The selling price of US$66.9 million is accounted for at amortized cost and discounted at an effective interest rate of 6.08% per annum with the agreement fee expensed in the consolidated statement of income when incurred. The liability is to be settled by June 2027.